OVERVIEW	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OVERVIEW

NOTE 1         OVERVIEW

Business

Forward Industries, Inc. (“Forward”, “we”, “our” or the “Company”) is a global design company serving top tier medical and technology customers. The Company provides hardware and software product design and engineering services to customers predominantly located in the U.S.

Discontinued Operations

In July 2023, the Company decided to cease operations of its retail distribution segment (“Retail Exit”) and is presenting the results of operations for this segment within discontinued operations in the prior periods presented herein. Our retail distribution business sourced and sold smart-enabled furniture, hot tubs and saunas and a variety of other products through various online retailer websites to customers predominantly located in the U.S. and Canada. The inventory of the retail segment was presented as discontinued assets held for sale on the balance sheet at September 30, 2023.

In March 2025, the Company committed to a plan to sell the original equipment manufacturer (“OEM”) distribution segment of the business (“OEM Plan”). In May 2025, the Company completed the sale of this line of business and is presenting its results of operations within discontinued operations in the current and prior periods presented herein. The OEM distribution segment sourced and sold carrying cases and other accessories for medical monitoring and diagnostic kits as well as a variety of other portable electronic and non-electronic devices to OEMs or their contract manufacturers worldwide, that either packaged our products as accessories “in box” together with their branded product offerings or sold them through their retail distribution channels. The Company did not manufacture any of its OEM products and sourced substantially all of these products from independent suppliers in China, through Forward Industries Asia-Pacific Corporation, a British Virgin Islands corporation (“Forward China”), a related party owned by the Company’s former CEO (see Note 14).

Unless otherwise noted, amounts related to these discontinued operations are excluded from the disclosures presented herein. See Note 3 for more information on these discontinued operations.

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. The Company had an accumulated deficit of $20,345,000 at December 31, 2024, a net loss of $708,000 for the three months ended December 31, 2024 and $1,951,000 in Fiscal 2024 and a cash balance (excluding cash associated with the discontinued OEM segment) of approximately $2,600,000 at January 31, 2025.

In December 2024, our largest design customer notified us of its plan to discontinue their insulin patch pump program, on which we were working. We expect this to cause a material decrease in our revenues beginning in the second quarter of Fiscal 2025. Based on our forecasted cash flows, we believe our existing cash balance and working capital will not be sufficient to meet our liquidity needs through February 13, 2026, 12 months from the date of issuance of these condensed consolidated financial statements. These factors raise substantial doubt about our ability to continue as a going concern.

Management plans to initiate cost reduction measures in Fiscal 2025 to mitigate the impact of the loss of our largest customer, including a reduction in force which was communicated in December 2024. These plans will be evaluated and adjusted as deemed necessary based on the ongoing needs of the business. Management also plans to seek flexibility on payment terms for ongoing purchases from Forward China and attempt to obtain debt or equity financing to fund its ongoing operations. However, there are no current agreements or understanding with regard to the form, time or amount of such financing and there is no assurance that any financing can be obtained, that Forward China will grant any flexibility on payment terms or that our cost reduction efforts will be sufficient to enable the Company to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result if the Company is unable to continue as a going concern. Such adjustments could be material.

NOTE 1        OVERVIEW

Business

Forward Industries, Inc. (“Forward”, “we”, “our”, or the “Company”), is a global design company serving top tier medical and technology customers. The Company provides hardware and software product design and engineering services to customers predominantly located in the U.S.

Discontinued Operations

In July 2023, the Company decided to cease operations of its retail distribution segment (the “Retail Exit”) and is presenting the results of operations for this segment within discontinued operations in the current and prior periods presented herein. Our retail distribution business sourced and sold smart-enabled furniture, hot tubs and saunas and a variety of other products through various online retailer websites to customers predominantly located in the U.S. and Canada. The inventory of the retail segment is presented as discontinued assets held for sale on the balance sheet at September 30, 2023.

In March 2025, the Company committed to a plan to sell the original equipment manufacturer (“OEM”) distribution segment of the business (“OEM Plan”). In May 2025, the Company completed the sale of this line of business and is presenting its results of operations within discontinued operations in the current and prior periods presented herein. The OEM distribution segment sourced and sold carrying cases and other accessories for medical monitoring and diagnostic kits as well as a variety of other portable electronic and non-electronic devices to OEMs or their contract manufacturers worldwide, that either packaged our products as accessories “in box” together with their branded product offerings or sold them through their retail distribution channels. The Company did not manufacture any of its OEM products and sourced substantially all of these products from independent suppliers in China, through Forward Industries Asia-Pacific Corporation, a British Virgin Islands corporation (“Forward China”), a related party owned by the Company’s former CEO (see Note 14).

Unless otherwise noted, amounts related to these discontinued operations are excluded from the disclosures presented herein. See Note 3 for more information on these discontinued operations.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. The Company had an accumulated deficit of $19,637,000 at September 30, 2024, a net loss of $1,951,000 in Fiscal 2024 and a cash balance (excluding cash associated with the discontinued OEM segment) of approximately $2,000,000 at November 30, 2024.

In December 2024, our largest design customer notified us of its plan to discontinue their insulin patch program, on which we were working.  We expect this to cause a material decrease in our revenues beginning with the second quarter of Fiscal 2025. Based on our forecasted cash flows, we believe our existing cash balance and working capital will not be sufficient to meet our liquidity needs through December 31, 2025, 12 months from the date of issuance of these consolidated financial statements. These factors raise substantial doubt about our ability to continue as a going concern.

Management plans to initiate cost reduction measures in Fiscal 2025 to mitigate the impact of the loss of our largest customer, including a reduction in force which was communicated in December 2024. These plans will be evaluated and adjusted as deemed necessary based on the ongoing needs of the business. Management also plans to seek flexibility on payment terms for ongoing purchases from Forward China and attempt to obtain debt or equity financing to fund its ongoing operations. However, there are no current agreements or understanding with regard to the form, time or amount of such financing and there is no assurance that any financing can be obtained, that Forward China will grant any flexibility on payment terms or that our cost reduction efforts will be sufficient to enable the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result if the Company is unable to continue as a going concern. Such adjustments could be material.